Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 5.5%
International Equity Funds - 2.0%
WisdomTree Europe Hedged Equity Fund (A) (B)	73,083	$ 5,378,178
WisdomTree Japan Hedged Equity Fund (A)	278,260	17,814,205

		23,192,383

U.S. Equity Fund - 1.1%
SPDR S&P 500 ETF Trust (A)	28,580	12,907,871

U.S. Fixed Income Fund - 2.4%
Vanguard Total Bond Market ETF	349,243	27,778,788

Total Exchange-Traded Funds (Cost $63,402,087)		63,879,042

INVESTMENT COMPANIES - 93.8%
International Alternative Fund - 0.0% (C)
Transamerica Global Allocation Liquidating Trust (B) (D) (E) (F)	13,521	29,095

International Equity Funds - 8.7%
Transamerica International Focus VP (D)	6,319,381	61,424,386
Transamerica TS&W International Equity VP (D)	2,684,106	40,127,389

		101,551,775

U.S. Equity Funds - 32.0%
Transamerica Aegon Sustainable Equity Income VP (D)	1,878,786	37,801,176
Transamerica JPMorgan Enhanced Index VP (D)	4,877,736	128,967,331
Transamerica JPMorgan Mid Cap Value VP (D)	1,350,493	26,415,638
Transamerica Large Cap Value (D)	4,503,542	63,139,661
Transamerica Morgan Stanley Capital Growth VP (D)	839,772	17,962,724
Transamerica T. Rowe Price Small Cap VP (D)	2,696,051	45,293,650
Transamerica WMC US Growth VP (D)	1,251,214	51,249,733

		370,829,913

U.S. Fixed Income Funds - 20.0%
Transamerica Bond (D)	14,829,214	132,276,585
Transamerica JPMorgan Core Bond VP (D)	5,812,520	69,401,486
Transamerica Short-Term Bond (D)	3,096,509	30,469,653

		232,147,724

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 33.1%
Transamerica PIMCO Total Return VP (D)	36,852,035	$ 383,629,684

Total Investment Companies (Cost $1,068,513,389)		1,088,188,191

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (G)	1,587,160	1,587,160

Total Other Investment Company (Cost $1,587,160)		1,587,160

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 0.00% (G), dated 03/31/2022, to be repurchased at $5,358,062 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $5,465,305.	$ 5,358,062	5,358,062

Total Repurchase Agreement (Cost $5,358,062)		5,358,062

Total Investments (Cost $1,138,860,698)		1,159,012,455
Net Other Assets (Liabilities) - 0.1%		1,361,348

Net Assets - 100.0%		$ 1,160,373,803

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$63,879,042	$—	$—	$63,879,042
Investment Companies	1,088,159,096	—	—	1,088,159,096
Other Investment Company	1,587,160	—	—	1,587,160
Repurchase Agreement	—	5,358,062	—	5,358,062

Total	$1,153,625,298	$5,358,062	$—	$1,158,983,360

Investment Companies Measured at Net Asset Value (F)				29,095

Total Investments				$1,159,012,455

Transamerica Series Trust	Page 1

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,739,993, collateralized by cash collateral of $1,587,160 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $13,455,661. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2022	Shares as of March 31, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Sustainable Equity Income VP	$39,661,175	$—	$—	$—	$(1,859,999)	$37,801,176	1,878,786	$—	$—
Transamerica Bond	157,545,392	1,007,348	(17,000,000)	715,393	(9,991,548)	132,276,585	14,829,214	1,007,348	—
Transamerica Global Allocation Liquidating Trust	31,133	—	—	—	(2,038)	29,095	13,521	—	—
Transamerica International Focus VP	71,937,823	—	(3,500,000)	856,996	(7,870,433)	61,424,386	6,319,381	—	—
Transamerica JPMorgan Core Bond VP	78,504,867	—	(5,000,000)	32,745	(4,136,126)	69,401,486	5,812,520	—	—
Transamerica JPMorgan Enhanced Index VP	134,966,946	—	—	—	(5,999,615)	128,967,331	4,877,736	—	—
Transamerica JPMorgan Mid Cap Value VP	26,658,727	—	—	—	(243,089)	26,415,638	1,350,493	—	—
Transamerica Large Cap Value	33,324,139	30,185,904	—	—	(370,382)	63,139,661	4,503,542	185,904	—
Transamerica Morgan Stanley Capital Growth VP	24,546,537	—	—	—	(6,583,813)	17,962,724	839,772	—	—
Transamerica PIMCO Total Return VP	442,441,372	—	(33,000,000)	(2,827,321)	(22,984,367)	383,629,684	36,852,035	—	—
Transamerica Short-Term Bond	638,863	30,029,076	—	—	(198,286)	30,469,653	3,096,509	29,076	—
Transamerica T. Rowe Price Small Cap VP	55,212,338	—	(3,500,000)	(162,500)	(6,256,188)	45,293,650	2,696,051	—	—
Transamerica TS&W International Equity VP	43,053,064	—	—	—	(2,925,675)	40,127,389	2,684,106	—	—
Transamerica WMC US Growth VP	109,340,595	—	(47,500,000)	12,762,920	(23,353,782)	51,249,733	1,251,214	—	—

Total	$1,217,862,971	$61,222,328	$(109,500,000)	$11,378,233	$(92,775,341)	$1,088,188,191	87,004,880	$1,222,328	$—

Transamerica Series Trust	Page 2

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Restricted security. At March 31, 2022, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$139,107	$29,095	0.0%(C)

(F)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(G)	Rates disclosed reflect the yields at March 31, 2022.
(H)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 3

Transamerica BlackRock Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Page 4